ASSETS HELD FOR SALE (Details Narrative) - USD ($)	1 Months Ended	12 Months Ended
	Nov. 17, 2020	Jun. 26, 2021	Jun. 26, 2021	Jun. 27, 2020	Dec. 26, 2020
Equity consideration			$ 28,885,912	$ 50,193,938
Impairment charge			$ 789,709
MME Evanston Retail, LLC [Member]
Membership interests					100.00%
Staunton [Member]
Membership interests				100.00%
Separate Agreements [Member]
Membership interests		100.00%	100.00%
Gain on sale of membership interests		$ 332,747
Aggregate sale price			$ 1,500,000
Agreement Description		Non-binding term sheet for the retail location located in Seaside, California for an aggregate sales price of $1,500,000 wherein $750,000 is to be paid upon the date of close in addition to $750,000 paid in equal monthly installments over twelve months through a promissory note. The transaction closed in October 2020 and the Company transferred all outstanding membership interests in PHSL, LLC. Upon deconsolidation, the Company will not have any continuing involvement with the former subsidiary. The Company recognized a loss upon sale of membership interests of $332,747 for the difference between the aggregate consideration and the book value of the assets as of the disposition date, less direct costs to sell
Purchase agreement [Member] | Third party [Member]
Purchase consideration for ownership interest		$ 3,750,000	3,750,000
Purchase consideration, cash consideration			3,500,000
Equity consideration			250,000
Gain on sale of membership interests			255,391
July 1, 2020 [Member]
Gain on sale of membership interests			12,415,479
Consideration			20,000,000
Cash received			10,000,000
Additional Cash	$ 8,000,000
Secured promissory note			$ 2,000,000